As filed with the Securities and Exchange Commission [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08769


                               BADGLEY FUNDS, INC.
                               -------------------
               (Exact name of registrant as specified in charter)



                     P.O. BOX 701, MILWAUKEE, WI 53201-0701
                     --------------------------------------
               (Address of principal executive offices) (Zip code)



        KIRKLAND & ELLIS LLP, 200 EAST RANDOLPH DRIVE, CHICAGO, IL 60601
        ----------------------------------------------------------------
                     (Name and address of agent for service)



                                  1-877-BADGLEY
                                  -------------
               Registrant's telephone number, including area code



Date of fiscal year end: MAY 31
                         ------




Date of reporting period:  MAY 31, 2006
                           ------------

ITEM 1. REPORT TO STOCKHOLDERS.


                           A N N U A L   R E P O R T
                                  MAY 31, 2006


                              BADGLEY FUNDS, INC.
                                     [LOGO]


                              BADGLEY FUNDS, INC.


                                   [B GRAPHIC]
                              Badgley Balanced Fund
                                  TICKER BMFBX


                                   [G GRAPHIC]
                               Badgley Growth Fund
                                  TICKER BMFGX


          P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
                              www.badgleyfunds.com

                    TABLE OF CONTENTS

                    --------------------------------------------------
                    3       LETTER TO SHAREHOLDERS
                    --------------------------------------------------
                    6       PERFORMANCE GRAPHS
                    --------------------------------------------------
                    8       SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
                    --------------------------------------------------
                    9       STATEMENTS OF ASSETS AND LIABILITIES
                    --------------------------------------------------
                    10      STATEMENTS OF OPERATIONS
                    --------------------------------------------------
                    11      STATEMENTS OF CHANGES IN NET ASSETS
                    --------------------------------------------------
                    13      FINANCIAL HIGHLIGHTS
                    --------------------------------------------------
                    15      SCHEDULE OF INVESTMENTS
                    --------------------------------------------------
                    24      NOTES TO THE FINANCIAL STATEMENTS
                    --------------------------------------------------
                    29      REPORT OF INDEPENDENT REGISTERED
                            PUBLIC ACCOUNTING FIRM
                    --------------------------------------------------
                    30      EXPENSE EXAMPLE
                    --------------------------------------------------
                    32      ADDITIONAL INFORMATION
                    --------------------------------------------------

                    THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR BADGLEY FUNDS, INC.
                    THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC. THE DATE OF FIRST USE OF THIS REPORT IS JULY 30, 2006.


2   BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             LETTER TO SHAREHOLDERS
                                  MAY 31, 2006

DEAR FELLOW SHAREHOLDERS:

         We are pleased to provide you with the 2006 Annual Report of the Badgley Funds, Inc. (the "Funds").

         This Annual Report summarizes the activities of the Badgley Balanced Fund and the Badgley Growth Fund for the 12 months ending May 31, 2006. PricewaterhouseCoopers LLP audited the Funds' financial statements as contained in the following pages.

EQUITY MARKET REVIEW

         The economy proved remarkably resilient despite hurricane devastation along the Gulf Coast, soaring energy prices, rising short-term interest rates and mounting inflation risk concerns. Last year, as Hurricane Katrina moved onshore, the already escalating price of crude oil topped $70 a barrel. Though crude oil prices subsided considerably by year's end, they spiked again in January and have continued to increase through the present, pushing gasoline and heating oil prices up sharply. In addition to the financial pressures of higher energy costs, consumers continue to feel pressure from housing costs. Mortgage payments as a percentage of personal income are at the highest level since 1989, when the United States real estate market last peaked. To combat inflation pressures, the Federal Reserve continued to "remove accommodation at a measured pace" by raising the Fed Funds Rate two full percentage points during the fiscal year to 5.0%. This was the Federal Reserve's 16th quarter-point increase from the record low of 1.0% in June of 2004.

         In the midst of these uncertainties, investors' confidence in the economy remains firm, corporate profits continue to grow, productivity remains strong, and inflation is relatively low. Solid business and consumer spending, increased average hourly earnings, and a weaker but still strong housing market have buoyed the economy. Healthy job growth resulted in the lowest unemployment rate since 2001, which is among the lowest in the industrialized world. The stock market reacted to these positive reports during the latter part of 2005 and the first few months of 2006 by rising sharply, although stock prices have recently declined somewhat from these earlier levels. Though consumers feel pressured by rising debt, consumer spending continues to fuel much of the economic expansion, as evidenced by strong corporate earnings across most industries.

FIXED INCOME MARKET HIGHLIGHTS

         The credit environment has remained remarkably stable in view of the events of the past year, which include rising energy prices, credit downgrades of General Motors and Ford, tightening by the Federal Reserve, and some prominent corporate defaults. While investment-grade credit spreads widened last year by 16 basis points and high-yield or speculative-grade spreads widened by approximately 55 basis points, the general year-over-year trend has been quite restrained, with credit spreads remaining near their cyclical lows. Yields on shorter maturing bonds have risen more substantially than longer maturities. This has resulted in a flat to inverted yield curve. Historically, a marked flattening or an inversion of the yield curve generally signaled an impending economic slowdown. Today, the debate rages in the marketplace over how good or bad the yield curve has been as a leading indicator of an economic slowdown. Citing interest rates that are too low to engineer a slow down, some economists reject the historical precedent. At this point, it may be premature to dismiss the message the yield curve is sending. Perhaps it is not the level of rates but the change in the rates which has the most impact on economic growth.


                                                   BADGLEY FUNDS ANNUAL REPORT 3

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (CONTINUED)
                                  MAY 31, 2006

PERFORMANCE RESULTS

         The May 31, 2006 performance results of the Badgley Balanced and Badgley Growth Funds and their relevant benchmark indices are detailed in the table below and in the reports that are included in this Annual Report.

         Over the last year, our investment adviser's focus on bottom-up stock selection provided solid results for the Funds. The increased style debate between growth and value strengthened the Funds' returns as the growth style was rewarded toward the end of 2005 and beginning of 2006, but retracted somewhat as of May 31, 2006. The annual performance returns realized by the Badgley Growth Fund and the equity portion of the Badgley Balanced Fund as compared to the relevant equity growth indices are mixed. The Funds' equity returns trailed the S & P 500 Index by over 1.00% for the period. In comparison, the equity returns of the Funds exceeded the return of the Russell 1000 Growth Index by over 1.45%.

         During the past twelve-month period, both mid- and large-cap growth stocks had positive returns despite some challenges in the investment environment. Key companies within the information technology, transportation, and energy sectors offset an otherwise weak environment for consumer stocks. The continuing need for global access to a growing universe of information has led to interesting opportunities within the information technology sector. The Funds benefited from positions in companies such as Amdocs Limited, Apple Computer, and Google. Good execution of business plans was one of the catalysts that helped these companies exceed earnings' expectations. Strong global economic growth has enhanced the need for efficiency and timeliness of product transportation. Companies such as Expeditors International of Washington and FedEx provided solid returns while meeting the logistical transportation requirements for their customers. While the continued increase of energy costs has dampened some consumer spending, it has provided other investment opportunities. BJ Services and Schlumberger are two energy investments that provided a good balance to the challenging consumer market. Consumer spending has been challenged by not only energy costs, but also rising transportation and medical care expenses. Expanding costs for such goods and services have pressured the earnings' growth goals for Bed Bath & Beyond and Michaels Stores, which operate in the consumer discretionary sector. Overall, lower investment returns from consumer-related stocks partly offset the positive results realized by the Funds from energy, information technology, and transportation stocks.

         The annual performance return of the fixed income portion of the Badgley Balanced Fund portfolio reflects the impact of rising short-term interest rates and the market's focus on inflation. At the same time, the fixed income allocation within the Badgley Balanced Fund continues to help dampen the return volatility of this fund during times of economic uncertainty. The annual performance returns realized by the Badgley Balanced Fund as compared to the relevant blended benchmark indices are mixed. Blended Index 1, which is comprised of 50% of the S & P 500 Index and 50% of the Lehman Intermediate Government Credit Index, exceeded the Badgley Balanced Fund's return by over 0.80% for the period. In comparison, the Badgley Balanced Fund's return exceeded the returns of Blended Index 2, which is comprised of 50% of the Russell 1000 Growth Index and 50% of the Lehman Intermediate Government Credit Index, by just over 0.35%.

         The best word to describe bond market returns for the year is lackluster. While short-term yields rose in lock-step with tightening by the Federal Reserve, longer-term yields remained largely unchanged. As a result, not only was the level of absolute return uninspiring, but returns among individual bond sectors were remarkably uniform. The intermediate Treasury sector performed only slightly better than its Corporate counterpart, and both of these slightly underperformed the Government Agency sector. As for credit quality, high quality bonds outperformed low quality bonds, as the downgrades of Ford and GM weighed heavily on the latter.


4 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (CONTINUED)
                                  MAY 31, 2006

THANK YOU

         Thank you for your investment in the Badgley Funds. Please visit www.badgelyfunds.com for more detailed information. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing, or via email at info@badgleyfunds.com.

Sincerely,
BADGLEY FUNDS, INC.

/s/ J. KEVIN CALLAGHAN                    /S/ LISA P. GUZMAN
----------------------                    ------------------
J. KEVIN CALLAGHAN                        LISA P. GUZMAN
PRESIDENT AND DIRECTOR                    SECRETARY AND TREASURER

                                                               Annual Returns
INVESTMENT RETURNS                                          through May 31, 2006
                                                            --------------------
Badgley Balanced Fund . . . . . . . . . . . . . . . . . . . . . . .  3.52%
Badgley Growth Fund . . . . . . . . . . . . . . . . . . . . . . . .  7.60%
Lehman Brothers Intermediate Govt/Credit Bond Index . . . . . . . .  0.08%
S & P 500 Index . . . . . . . . . . . . . . . . . . . . . . . . . .  8.64%
Russell 1000 Growth Index . . . . . . . . . . . . . . . . . . . . .  6.14%
Blended Index 1 . . . . . . . . . . . . . . . . . . . . . . . . . .  4.35%
Blended Index 2 . . . . . . . . . . . . . . . . . . . . . . . . . .  3.16%

RETURNS QUOTED ABOVE REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated investment grade by at least two of the following rating agencies: Moody's, S&P or Fitch) or U.S. Government. All issues must be publicly issued, fixed rate (or have coupon that adjusts according to a predetermined schedule) and have maturities between one and ten years and outstanding par value of at least $250 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

BLENDED INDEX 1 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% S&P 500 Index.

BLENDED INDEX 2 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% Russell 1000 Growth Index.


                                                   BADGLEY FUNDS ANNUAL REPORT 5

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

                                  [LINE GRAPH]

                                   Blended
                                 Benchmark I                 Blended Benchmark II
                    Lehman        50% S&P /        Badgley    50% Russell 1000G /   S&P          Russell 1000
                   Brothers       50% LBCGI        Balanced       50% LBGCI         500             Growth
                   ---------------------------------------------------------------------------------------------
 6/25/1998         $10,000         $10,000         $10,000         $10,000         $10,000         $10,000
11/30/1998          10,450          10,464          10,308          10,596          10,372          10,622
 5/31/1999          10,423          11,100          10,866          11,244          11,680          11,953
11/30/1999          10,567          11,593          11,323          12,260          12,540          13,967
 5/31/2000          10,683          11,846          11,868          12,785          12,904          14,940
11/30/2000          11,388          11,824          12,385          12,087          12,011          12,353
 5/31/2001          12,027          11,946          12,002          11,558          11,542          10,502
11/30/2001          12,708          11,771          11,633          11,376          10,543           9,537
 5/31/2002          12,946          11,554          11,469          10,741           9,944           8,310
11/30/2002          13,584          11,196          11,108          10,421           8,802           7,374
 5/31/2003          14,483          11,804          11,317          10,985           9,142           7,658
11/30/2003          14,353          12,382          11,755          11,608          10,130           8,609
 5/31/2004          14,419          12,829          12,137          11,924          10,818           9,038
11/30/2004          14,818          13,377          12,481          12,147          11,432           9,111
 5/31/2005          15,093          13,670          12,500          12,420          11,709           9,339
11/30/2005          15,060          14,058          12,915          12,845          12,397           9,998
 5/31/2006          15,105          14,264          12,940          12,813          12,720           9,913

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated investment grade by at least two of the following rating agencies: Moody's, S&P or Fitch) or U.S. Government. All issues must be publicly issued, fixed rate (or have coupon that adjusts according to a predetermined schedule) and have maturities between one and ten years and outstanding par value of at least $250 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

BLENDED INDEX 1 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% S&P 500 Index.

BLENDED INDEX 2 -- Blend of 50% Lehman Brothers Intermediate Gov't. / Credit Bond Index and 50% Russell 1000 Growth Index.

                      TOTAL RETURNS THROUGH MAY 31, 2006

                                               AVERAGE ANNUAL
                                     ----------------------------------------
                                                             SINCE INCEPTION
                                     ONE YEAR     FIVE YEARS  JUNE 25, 1998
                                     ----------------------------------------
     Badgley Balanced Fund             3.52%        1.52%        3.30%
     Lehman Brothers Intermediate
     Gov't./Credit Bond Index          0.08%        4.66%        5.34%
     S&P 500 Index                     8.64%        1.96%        3.08%
     Russell 1000 Growth Index         6.14%       -1.15%       -0.11%
     Blended Index 1                   4.35%        3.61%        4.56%
     Blended Index 2                   3.16%        2.08%        3.14%


6 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                  MAY 31, 2006

[G GRAPHIC] BADGLEY GROWTH FUND

                                  [LINE GRAPH]

                         S&P               Badgley           Russell 1000
                         500               Growth               Growth
                       ---------------------------------------------------
      6/25/1998        $10,000             $10,000              $10,000
     11/30/1998         10,372              10,120               10,622
      5/31/1999         11,680              11,465               11,953
     11/30/1999         12,540              12,308               13,967
      5/31/2000         12,904              13,283               14,940
     11/30/2000         12,011              13,595               12,353
      5/31/2001         11,542              12,149               10,502
     11/30/2001         10,543              10,783                9,537
      5/31/2002          9,944              10,352                8,310
     11/30/2002          8,802               9,107                7,374
      5/31/2003          9,142               8,886                7,658
     11/30/2003         10,130               9,709                8,609
      5/31/2004         10,818              10,331                9,038
     11/30/2004         11,432              10,703                9,111
      5/31/2005         11,709              10,572                9,339
     11/30/2005         12,397              11,315                9,998
      5/31/2006         12,720              11,376                9,913

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

                    TOTAL RETURNS THROUGH MAY 31, 2006

                                       AVERAGE ANNUAL
                               ---------------------------------------------
                                                            SINCE INCEPTION
                               ONE YEAR        FIVE YEARS     JUNE 25, 1998
                               ---------------------------------------------
    Badgley Growth Fund          7.60%          -1.31%            1.64%
    S&P 500 Index                8.64%           1.96%            3.08%
    Russell 1000 Growth          6.14%          -1.15%           -0.11%
    Index


                                                   BADGLEY FUNDS ANNUAL REPORT 7

                               BADGLEY FUNDS, INC.
                     SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
                                  MAY 31, 2006
    Percentages represent market value as a percentage of total investments.

[B GRAPHIC] BADGLEY BALANCED FUND

                                 Common Stocks -
                                      50.8%

                                Corporate Bonds -
                                      21.2%

                                  U.S. Treasury
                               Obligations - 14.4%

                                 U.S. Government
                              Agency Issues - 12.4%

                                  Variable Rate
                               Demand Note - 1.2%

[G GRAPHIC] BADGLEY GROWTH FUND

                                  Information
                               Technology - 20.9%

                              Industrials - 16.4%

                              Health Care - 17.7%

                               Financials - 12.3%

                            Consumer Staples - 11.2%

                                    Consumer
                              Discretionary - 6.8%

                                Materials - 6.2%

                                 Energy - 5.9%

                                 Variable Rate
                               Demand Note - 2.6%


8 BADGLEY FUNDS ANNUAL REPORT


                                          BADGLEY FUNDS, INC.
                                 STATEMENTS OF ASSETS AND LIABILITIES
                                             MAY 31, 2006
                                                                       BALANCED FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at market value
(cost of $24,120,564 and $12,934,173, respectively)                      $ 26,895,016    $ 16,559,330
Interest receivable                                                           190,235           1,305
Dividends receivable                                                            5,790           6,904
Other assets                                                                   19,345          16,550
------------------------------------------------------------------------------------------------------
Total assets                                                               27,110,386      16,584,089
------------------------------------------------------------------------------------------------------

LIABILITIES:
Payable to Adviser                                                              9,743           2,745
Payable for distribution fees                                                      --             461
Accrued expenses and other liabilities                                         47,965          45,662
------------------------------------------------------------------------------------------------------
Total liabilities                                                              57,708          48,868
------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 27,052,678    $ 16,535,221
======================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                            $ 25,664,998    $ 16,610,929
Undistributed net investment income                                            69,360              --
Undistributed net realized loss on investments                             (1,456,132)     (3,700,865)
Net unrealized appreciation on investments                                  2,774,452       3,625,157
Total net assets                                                         $ 27,052,678    $ 16,535,221
------------------------------------------------------------------------------------------------------
Shares outstanding (par value of $0.01, 500,000,000 shares authorized)      2,395,834       1,460,060
======================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share           $      11.29    $      11.33
======================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.             BADGLEY FUNDS ANNUAL REPORT 9


                                          BADGLEY FUNDS, INC.
                                       STATEMENTS OF OPERATIONS
                                    FOR THE YEAR ENDED MAY 31, 2006
                                                                        BALANCED FUND    GROWTH FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                           $   734,101    $     8,878
Dividend income (net of withholding tax of $501 and $506, respectively)       133,289        134,368
------------------------------------------------------------------------------------------------------
Total investment income                                                       867,390        143,246
------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                      289,865        166,263
Shareholder servicing and accounting fees                                      57,266         50,351
Professional fees                                                              63,316         62,316
Administration fees                                                            31,890         31,275
Distribution fees                                                              39,805         17,450
Federal and state registration fees                                            11,250          9,972
Directors' fees and expenses                                                   10,176         10,026
Reports to shareholders                                                         8,000          7,843
Custody fees                                                                   11,860          7,520
Other                                                                          27,723         14,274
------------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                                551,151        377,290
Less: Waiver of expenses and reimbursement from Adviser                      (132,457)      (127,895)
------------------------------------------------------------------------------------------------------
Net expenses                                                                  418,694        249,395
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                  448,696       (106,149)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                            1,538,192        939,013
Change in net unrealized appreciation/depreciation on investments            (790,177)       361,042
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               748,015      1,300,055
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 1,196,711    $ 1,193,906
======================================================================================================


10 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.


                                        BADGLEY FUNDS, INC.
                                STATEMENTS OF CHANGES IN NET ASSETS

[B GRAPHIC] BADGLEY BALANCED FUND
                                                                       YEAR ENDED      YEAR ENDED
                                                                      MAY 31, 2006    MAY 31, 2005
---------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                 $    448,696    $    501,579
Net realized gain on investments                                         1,538,192         617,159
Change in net unrealized appreciation/depreciation on investments         (790,177)       (146,865)
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     1,196,711         971,873
---------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                (450,778)       (500,034)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                3,050,669       7,735,037
Proceeds from shares issued to holders in reinvestment of dividends        399,509         445,366
Cost of shares redeemed                                                (12,719,565)     (4,946,737)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital share transactions                                              (9,269,387)      3,233,666
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (8,523,454)      3,705,505
NET ASSETS:
Beginning of year                                                       35,576,132      31,870,627
---------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $69,360 and $71,442, respectively)                                 $ 27,052,678    $ 35,576,132
===================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 11


                                        BADGLEY FUNDS, INC.
                                STATEMENTS OF CHANGES IN NET ASSETS

[G GRAPHIC] BADGLEY GROWTH FUND
                                                                       YEAR ENDED       YEAR ENDED
                                                                      MAY 31, 2006     MAY 31, 2005
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                   $   (106,149)   $    (57,211)
Net realized gain on investments                                           939,013         462,519
Change in net unrealized appreciation/depreciation on investments          361,042         (41,913)
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     1,193,906         363,395
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                2,639,416       2,617,487
Cost of shares redeemed                                                 (4,492,085)     (2,018,847)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital share transactions                                              (1,852,669)        598,640
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (658,763)        962,035
NET ASSETS:
Beginning of year                                                       17,193,984      16,231,949
----------------------------------------------------------------------------------------------------
End of year                                                           $ 16,535,221    $ 17,193,984
====================================================================================================


12 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.


                                                    BADGLEY FUNDS, INC.
                                                   FINANCIAL HIGHLIGHTS
                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[B GRAPHIC] BADGLEY BALANCED FUND
                                                  YEAR ENDED   YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                MAY 31, 2006  MAY 31, 2005    MAY 31, 2004    MAY 31, 2003    MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period          $      11.06    $      10.90    $      10.31    $      10.65    $      11.36
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                 0.16            0.16            0.15            0.18            0.21
Net realized and unrealized
gain (loss) on investments                            0.23            0.16            0.59           (0.33)          (0.71)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.39            0.32            0.74           (0.15)          (0.50)
---------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income            (0.16)          (0.16)          (0.15)          (0.19)          (0.21)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $      11.29    $      11.06    $      10.90    $      10.31    $      10.65
===========================================================================================================================
TOTAL RETURN                                          3.52%           2.99%           7.25%          -1.33%          -4.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                     $ 27,052,678    $ 35,576,132    $ 31,870,627    $ 29,195,847    $ 28,588,070
Ratio of net expense to average net assets:
Before expense reimbursement                          1.71%           1.62%           1.86%           1.82%           1.72%
After expense reimbursement                           1.30%           1.30%           1.30%           1.30%           1.30%
Ratio of net investment income
to average net assets:
Before expense reimbursement                          0.98%           1.16%           0.86%           1.26%           1.48%
After expense reimbursement                           1.39%           1.48%           1.42%           1.78%           1.90%
Portfolio turnover rate                              23.78%          27.48%          29.27%          32.08%          35.98%
===========================================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 13


                                                    BADGLEY FUNDS, INC.
                                                   FINANCIAL HIGHLIGHTS
                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[G GRAPHIC] BADGLEY GROWTH FUND
                                                YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                               MAY 31, 2006     MAY 31, 2005    MAY 31, 2004   MAY 31, 2003   MAY 31, 2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period          $     10.53      $     10.29      $      8.85    $     10.31    $     12.10
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment loss                                 (0.07)(1)        (0.04)(1)        (0.05)         (0.04)         (0.07)
Net realized and unrealized
gain (loss) on investments                           0.87             0.28             1.49          (1.42)         (1.72)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.80             0.24             1.44          (1.46)         (1.79)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $     11.33      $     10.53      $     10.29    $      8.85    $     10.31
==========================================================================================================================
TOTAL RETURN                                         7.60%            2.33%           16.27%        -14.16%        -14.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                     $16,535,221      $17,193,984      $16,231,949    $16,678,147    $17,539,824
Ratio of net expense to average net assets:
Before expense reimbursement                         2.27%            2.39%            2.51%          2.43%          2.23%
After expense reimbursement                          1.50%            1.50%            1.50%          1.50%          1.50%
Ratio of net investment loss to average
net assets:
Before expense reimbursement                        (1.41)%          (1.23)%          (1.52)%        (1.42)%        (1.41)%
After expense reimbursement                         (0.64)%          (0.34)%          (0.51)%        (0.49)%        (0.68)%
Portfolio turnover rate                             40.62%           30.96%           45.58%         29.52%         39.51%
==========================================================================================================================

1    Net investment loss per share is calculated using the balance of undistributed net investment loss prior to considerations of adjustments for book and tax differences.


14 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.


                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

   SHARES                                                               VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 50.5%
            CONSUMER DISCRETIONARY -- 3.6%
    7,666   Michaels Stores, Inc.                                 $     297,977
   12,010   Starbucks Corporation(a)                                    428,157
    8,445   Toll Brothers, Inc.(a)                                      238,656
--------------------------------------------------------------------------------
                                                                        964,790
--------------------------------------------------------------------------------
            CONSUMER STAPLES -- 5.8%
    7,750   Costco Wholesale Corporation                                410,207
   14,290   CVS Corporation                                             398,691
    7,275   PepsiCo, Inc.                                               439,846
   10,125   Sysco Corporation                                           309,623
--------------------------------------------------------------------------------
                                                                      1,558,367
--------------------------------------------------------------------------------
            ENERGY -- 3.0%
   12,250   BJ Services Company                                         448,963
    5,660   Schlumberger Limited(b)                                     371,126
--------------------------------------------------------------------------------
                                                                        820,089
--------------------------------------------------------------------------------
            FINANCIALS -- 6.4%
    4,800   American Express Company                                    260,928
    4,925   American International Group, Inc.                          299,440
    9,100   Citigroup Inc.                                              448,630
    6,925   State Street Corporation                                    430,043
    3,645   T. Rowe Price Group Inc.                                    288,319
--------------------------------------------------------------------------------
                                                                      1,727,360
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 15

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

   SHARES                                                               VALUE
--------------------------------------------------------------------------------
            HEALTH CARE -- 9.1%
    4,850   Amgen Inc.(a)                                             $ 327,811
    7,025   Medtronic, Inc.                                             354,692
    7,525   Quest Diagnostics Incorporated                              419,444
    7,325   Stryker Corporation                                         321,568
    8,600   Teva Pharmaceutical Industries Ltd. - ADR(b)                313,126
    6,400   Varian Medical Systems, Inc.(a)                             300,160
    6,095   WellPoint Inc.(a)                                           436,280
--------------------------------------------------------------------------------
                                                                      2,473,081
--------------------------------------------------------------------------------
            INDUSTRIALS -- 8.5%
    3,800   3M Co.                                                      317,908
    3,720   Expeditors International of Washington, Inc.                366,234
    4,875   FedEx Corp.                                                 532,691
   11,400   General Electric Company                                    390,564
    5,750   L-3 Communications Holdings, Inc.                           419,520
    8,010   Pentair, Inc.                                               273,622
--------------------------------------------------------------------------------
                                                                      2,300,539
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY -- 10.9%
    5,450   Affiliated Computer Services, Inc.- Class A(a)              272,064
   11,075   Amdocs Limited(a)(b)                                        414,980
    4,010   Apple Computer, Inc.(a)                                     239,678
   21,175   Cisco Systems, Inc.(a)                                      416,724
    6,455   Cognizant Technology Solutions Corporation - Class A(a)     380,845
    7,675   Fiserv, Inc.(a)                                             331,176
      835   Google Inc. - Class A(a)                                    310,470
    9,150   Microsoft Corporation                                       207,247
   16,405   Seagate Technology(a)(b)                                    383,057
--------------------------------------------------------------------------------
                                                                      2,956,241
--------------------------------------------------------------------------------


16 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

  SHARES OR
  PRINCIPAL
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------
            MATERIALS -- 3.2%
   10,290   Ecolab, Inc.                                          $     398,326
    8,925   Praxair, Inc.                                               470,347
--------------------------------------------------------------------------------
                                                                        868,673
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $10,485,500)                   13,669,140
--------------------------------------------------------------------------------

            U.S. TREASURY OBLIGATIONS -- 12.0%
            U.S. TREASURY NOTES -- 12.0%
$ 250,000   3.25%, 08/15/2008                                           240,781
  805,000   4.25%, 08/15/2013                                           764,341
  175,000   4.75%, 05/15/2014                                           170,933
  650,000   5.50%, 02/15/2008                                           655,180
  250,000   5.75%, 08/15/2010                                           257,041
  750,000   6.00%, 08/15/2009                                           771,269
  355,000   6.50%, 02/15/2010                                           372,459
--------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS (COST $3,325,241)         3,232,004
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY ISSUES -- 12.3%
            FANNIE MAE -- 4.3%
  820,000   5.25%, 04/15/2007 to 01/15/2009                             819,092
  325,000   6.625%, 09/15/2009                                          337,493
--------------------------------------------------------------------------------
                                                                      1,156,585
--------------------------------------------------------------------------------
            FEDERAL FARM CREDIT BANK -- 1.8%
  500,000   4.25%, 10/10/2008                                           488,692
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 17

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK -- 2.8%
$ 330,000   4.50%, 11/14/2014                                     $     309,737
  450,000   5.75%, 05/15/2012                                           458,385
--------------------------------------------------------------------------------
                                                                        768,122
--------------------------------------------------------------------------------
            FREDDIE MAC -- 3.4%
  500,000   5.125%, 07/15/2012                                          492,881
  425,000   5.75%, 01/15/2012                                           432,100
--------------------------------------------------------------------------------
                                                                        924,981
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCY ISSUES (COST $3,465,338)     3,338,380
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 21.1%
            CONSUMER DISCRETIONARY -- 0.9%
  250,000   Johnson Controls, Inc.
            4.875%, 09/15/2013                                          233,984
--------------------------------------------------------------------------------
            CONSUMER STAPLES -- 2.8%
  475,000   The Estee Lauder Companies Inc.
            6.00%, 01/15/2012                                           481,897
  300,000   Wal-Mart Stores, Inc.
            4.55%, 05/01/2013                                           280,882
--------------------------------------------------------------------------------
                                                                        762,779
--------------------------------------------------------------------------------


18 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
            FINANCIALS -- 11.7%
$ 500,000   AFLAC Incorporated
            6.50%, 04/15/2009                                     $     512,530
  170,000   American General Finance Corporation
            5.375%, 09/01/2009                                          169,268
  500,000   Citigroup Inc.
            6.50%, 01/18/2011                                           517,799
  525,000   General Electric Capital Corporation
            7.375%, 01/19/2010                                          554,428
  250,000   JPMorgan Chase & Co.
            4.50%, 01/15/2012                                           235,822
  400,000   Merrill Lynch & Co., Inc.
            5.00%, 02/03/2014                                           375,893
  400,000   Morgan Stanley
            4.75%, 04/01/2014                                           367,250
  300,000   SLM Corporation
            5.125%, 08/27/2012                                          289,091
  140,000   Wells Fargo Financial, Inc.
            5.50%, 08/01/2012                                           138,263
--------------------------------------------------------------------------------
                                                                      3,160,344
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 19

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2006

[B GRAPHIC] BADGLEY BALANCED FUND

  PRINCIPAL
   AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
            INDUSTRIALS -- 1.3%
$ 125,000   Cintas Corporation
            5.125%, 06/01/2007                                    $     124,567
  255,000   Emerson Electric Co.
            4.50%, 05/01/2013                                           238,030
--------------------------------------------------------------------------------
                                                                        362,597
--------------------------------------------------------------------------------
            MATERIALS -- 2.5%
  400,000   Ecolab Inc.
            6.875%, 02/01/2011                                          417,615
  300,000   Praxair, Inc.
            3.95%, 06/01/2013                                           268,473
--------------------------------------------------------------------------------
                                                                        686,088
--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES -- 1.9%
  500,000   Southwestern Bell Telephone Company
            6.625%, 07/15/2007                                          504,941
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS (COST $5,898,749)                   5,710,733
--------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS -- 3.5%
            U.S. TREASURY NOTE -- 2.3%
  625,000   6.50%, 10/15/2006                                           628,101
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTE* -- 1.2%
  316,658   U.S. Bank, N.A. - 4.859%                                    316,658
--------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $945,736)                944,759
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.4%                               26,895,016
            (COST $24,120,564)
--------------------------------------------------------------------------------
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%               157,662
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                            $  27,052,678
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed as of May 31, 2006.


20 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006

[G GRAPHIC] BADGLEY GROWTH FUND

 SHARES                                                                VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS -- 97.6%
            CONSUMER DISCRETIONARY -- 6.8%
    8,876   Michaels Stores, Inc.                                 $     345,010
   14,320   Starbucks Corporation (a)                                   510,508
    9,810   Toll Brothers, Inc. (a)                                     277,231
--------------------------------------------------------------------------------
                                                                      1,132,749
--------------------------------------------------------------------------------
            CONSUMER STAPLES -- 11.2%
    9,225   Costco Wholesale Corporation                                488,279
   17,020   CVS Corporation                                             474,858
    8,700   PepsiCo, Inc.                                               526,002
   11,750   Sysco Corporation                                           359,315
--------------------------------------------------------------------------------
                                                                      1,848,454
--------------------------------------------------------------------------------
            ENERGY -- 5.9%
   14,600   BJ Services Company                                         535,090
    6,680   Schlumberger Limited (b)                                    438,008
--------------------------------------------------------------------------------
                                                                        973,098
--------------------------------------------------------------------------------
            FINANCIALS -- 12.3%
    5,660   American Express Company                                    307,678
    5,825   American International Group, Inc.                          354,160
   10,575   Citigroup Inc.                                              521,347
    8,300   State Street Corporation                                    515,430
    4,200   T. Rowe Price Group Inc.                                    332,220
--------------------------------------------------------------------------------
                                                                      2,030,835
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 21

                                       BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS (continued)
                                              MAY 31, 2006

[G GRAPHIC] BADGLEY GROWTH FUND

 SHARES                                                                VALUE
--------------------------------------------------------------------------------
            HEALTH CARE -- 17.8%
    5,925   Amgen Inc. (a)                                        $     400,471
    8,175   Medtronic, Inc.                                             412,756
    9,000   Quest Diagnostics Incorporated                              501,660
    8,650   Stryker Corporation                                         379,735
   10,175   Teva Pharmaceutical Industries Ltd. - ADR (b)               370,472
    7,425   Varian Medical Systems, Inc. (a)                            348,232
    7,320   WellPoint Inc. (a)                                          523,965
--------------------------------------------------------------------------------
                                                                      2,937,291
--------------------------------------------------------------------------------
            INDUSTRIALS -- 16.4%
    4,395   3M Co.                                                      367,686
    4,310   Expeditors International of Washington, Inc.                424,319
    5,850   FedEx Corp.                                                 639,230
   13,500   General Electric Company                                    462,510
    6,875   L-3 Communications Holdings, Inc.                           501,600
    9,470   Pentair, Inc.                                               323,495
--------------------------------------------------------------------------------
                                                                      2,718,840
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY -- 21.0%
    6,350   Affiliated Computer Services, Inc.- Class A (a)             316,992
   12,850   Amdocs Limited (a) (b)                                      481,490
    4,740   Apple Computer, Inc. (a)                                    283,310
   25,225   Cisco Systems, Inc. (a)                                     496,428
    7,710   Cognizant Technology Solutions Corporation - Class A (a)    454,890
    9,075   Fiserv, Inc. (a)                                            391,586
      950   Google Inc. - Class A (a)                                   353,229
   10,650   Microsoft Corporation                                       241,222
   19,280   Seagate Technology (a) (b)                                  450,188
--------------------------------------------------------------------------------
                                                                      3,469,335
--------------------------------------------------------------------------------


22 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.

                                       BADGLEY FUNDS, INC.
                            SCHEDULE OF INVESTMENTS (continued)
                                              MAY 31, 2006

[G GRAPHIC] BADGLEY GROWTH FUND

SHARES OR
PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
            MATERIALS -- 6.2%
   11,955   Ecolab Inc.                                           $     462,778
   10,650   Praxair, Inc.                                               561,255
--------------------------------------------------------------------------------
                                                                      1,024,033
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS (COST $12,509,478)                   16,134,635
--------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS -- 2.5%
            VARIABLE RATE DEMAND NOTE* -- 2.5%
$ 424,695   U.S. Bank, N.A. -- 4.859%                                   424,695
--------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS (COST $424,695)                424,695
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.1%
            (COST $12,934,173)                                       16,559,330
--------------------------------------------------------------------------------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%             (24,109)
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                            $  16,535,221
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed as of May 31, 2006.


SEE NOTES TO THE FINANCIAL STATEMENTS.            BADGLEY FUNDS ANNUAL REPORT 23

                               BADGLEY FUNDS, INC.
                        NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2006

1. ORGANIZATION

         Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

         a) INVESTMENT VALUATION -- Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Badgley, Phelps and Bell, Inc. (the "Adviser"). The procedures authorize the Adviser to make all necessary determinations regarding the fair value of a portfolio security and to report such determination to the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

         b) FEDERAL INCOME TAXES -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

         c) INCOME AND EXPENSES -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio may be allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, etc., where applicable.

         d) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.


24 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2006

         e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

         f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

         g) OTHER -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. All discounts and premiums are accreted and amortized, as appropriate, on the effective interest method for tax and financial reporting purposes.

3. CAPITAL SHARE TRANSACTIONS

         Transactions in shares of the Funds for the year ended May 31, 2006, were as follows:

                                                  BALANCED FUND      GROWTH FUND
         -----------------------------------------------------------------------
         Shares sold                                 268,986           231,832
         Shares issued to holders in
            reinvestment of dividends                 35,708              --
         Shares redeemed                          (1,125,035)          (404,035)
         -----------------------------------------------------------------------
         Net decrease                               (820,341)          (172,203)
         =======================================================================

         Transactions in shares of the Funds for the year ended May 31, 2005, were as follows:

                                                  BALANCED FUND      GROWTH FUND
         -----------------------------------------------------------------------
         Shares sold                                 700,285            248,193
         Shares issued to holders in
            reinvestment of dividends                 40,333              --
         Shares redeemed                            (449,325)          (193,371)
         -----------------------------------------------------------------------
         Net increase                                291,293             54,822
         =======================================================================


                                                  BADGLEY FUNDS ANNUAL REPORT 25

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2006

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

         The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2006, were as follows:

                                            BALANCED FUND            GROWTH FUND
         -----------------------------------------------------------------------
         Purchases
           U.S. Government                  $ 1,439,184              $      --
           Other                              5,846,441               6,657,923
         Sales
           U.S. Government                    2,365,506                     --
           Other                             13,559,723               8,877,923

         As of May 31, 2006 the components of accumulated earnings (losses) on a tax basis were as follows:

                                               BALANCED FUND        GROWTH FUND
         -----------------------------------------------------------------------
         Cost of Investments (a)               $  24,231,381       $ 13,049,536
         =======================================================================
         Gross Unrealized appreciation             3,416,556          3,839,793
         Gross unrealized depreciation              (752,921)          (329,999)
         -----------------------------------------------------------------------
           Net unrealized appreciation             2,663,635          3,509,794
         -----------------------------------------------------------------------
         Undistributed ordinary income                69,360                 --
         Undistributed long-term capital gain             --                 --
         -----------------------------------------------------------------------
           Total distributable earnings               69,360                 --
         -----------------------------------------------------------------------
         Other accumulated losses                 (1,345,315)        (3,585,502)
         -----------------------------------------------------------------------
           Total accumulated earnings (losses) $   1,387,680      $     (75,708)
         -----------------------------------------------------------------------

         (a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

         For the year ended May 31, 2006, capital loss carryforwards of $1,484,555 and $911,851 were utilized by the Balanced and Growth Funds, respectively. At May 31, 2006, the Balanced and the Growth Fund had accumulated net realized capital loss carryovers of $1,345,315 and $3,585,502, respectively. The capital loss carryovers for the Balanced Fund of $798,052, and $547,263 expire in 2011 and 2012, respectively. The capital loss carryovers for the Growth Fund of $95,072, $2,533,832, and $956,598 expire in 2010, 2011, and 2012, respectively. The above losses will be offset by any future realized capital gains.


26 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2006

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments.
                                                               UNDISTRIBUTED NET
                                           UNDISTRIBUTED NET      REALIZED LOSS
                        CAPITAL STOCK      INVESTMENT INCOME     ON INVESTMENTS
--------------------------------------------------------------------------------
Balanced Fund                    (1)             --                    1
Growth Fund                (106,146)          106,149                 (3)

The permanent differences primarily relate to net operating losses.

For the year ended May 31, 2006, the components of distributions on a tax basis were as follows:

                                         BALANCED FUND           GROWTH FUND
--------------------------------------------------------------------------------
Ordinary income                          $   450,778              $   --
Long-term capital gains                           --                  --
--------------------------------------------------------------------------------
  Total distributions paid               $   450,778              $   --
================================================================================

For the year ended May 31, 2005, the components of distributions on a tax basis were as follows:

                                        BALANCED FUND            GROWTH FUND
--------------------------------------------------------------------------------
Ordinary income                         $   500,034               $    --
Long-term capital gains                          --                    --
--------------------------------------------------------------------------------
  Total distributions paid              $   500,034               $    --
================================================================================

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

         The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.


                                                  BADGLEY FUNDS ANNUAL REPORT 27

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2006

         The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the year ended May 31, 2006, the Adviser waived/reimbursed expenses of $132,457 and $127,895 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

   YEAR OF EXPIRATION                      BALANCED FUND         GROWTH FUND
   --------------------------------------------------------------------------
   5/31/2007                                $  170,562           $  172,985
   5/31/2008                                   109,115              150,881
   5/31/2009                                   132,457              127,895
   --------------------------------------------------------------------------

         The Funds have adopted an amended and restated plan of distribution under Rule 12b-1 under the 1940 Act (the "12b-1 Plan") allowing for the reimbursement or payment of distribution and marketing expenses in any amount not to exceed an annual rate of 0.25% of each Fund's average daily net assets. An amended and restated plan of distribution became effective in July 2004. The 12b-1 Plan authorizes the Funds to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a maximum allowable distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. During the year ended May 31, 2006, the Adviser was reimbursed for marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $44,378 and $22,976, respectively. During the year ended May 31, 2006, total expenses incurred by the Balanced Fund and Growth Fund pursuant to the 12b-1 Plan were $39,805 and $17,450, respectively.

         U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly-owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.


28 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                  MAY 31, 2006

To the Board of Directors and Shareholders of Badgley Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Badgley Balanced Fund and the Badgley Growth Fund (the "Funds") at May 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
-------------------------------
PricewaterhouseCoopers LLP

Seattle, Washington
June 23, 2006


                                                  BADGLEY FUNDS ANNUAL REPORT 29

                               BADGLEY FUNDS, INC.
                                 EXPENSE EXAMPLE
                                  MAY 31, 2006

         As a shareholder of the Funds you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 - 5/31/06).

ACTUAL EXPENSES

         The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee and a $25.00 distribution fee. These expenses are not included in the following example below. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund accounting and custody fees. However, the example does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


30 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                          EXPENSE EXAMPLE (continued)
                                  MAY 31, 2006

                                         BADGLEY BALANCED FUND
                         -------------------------------------------------------
                            BEGINNING         ENDING             EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE         DURING PERIOD
                            12/1/05           5/31/06              12/1/05 -
                                                                  5/31/06(1)
                         -------------------------------------------------------

Actual                    $1,000.00          $1,001.90              $ 6.49

Hypothetical (5% return
     before expenses)      1,000.00           1,018.45                6.54

(1) Expenses are equal to the Fund's annualized expense ratio which was capped at 1.30%, multiplied by the account valueover the period, multiplied by average 182/365 to reflect the one-half year period.

                                         BADGLEY GROWTH FUND
                         -------------------------------------------------------
                            BEGINNING          ENDING             EXPENSES PAID
                         ACCOUNT VALUE     ACCOUNT VALUE         DURING PERIOD
                            12/1/05          5/31/06               12/1/05 -
                                                                   5/31/06(1)
                         -------------------------------------------------------

Actual                     $1,000.00        $1,005.30              $ 7.50

Hypothetical (5% return
     before expenses)      1,000.00          1,017.45                7.54

(1) Expenses are equal to the Fund's annualized expense ratio which was capped at 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                  BADGLEY FUNDS ANNUAL REPORT 31

                               BADGLEY FUNDS, INC.
                             ADDITIONAL INFORMATION
                                  MAY 31, 2006

PROXY VOTING

         The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds' investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov and the Funds' website at www.badgleyfunds.com.

         The actual voting records relating to portfolio securities during the twelve month periods ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by accessing the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

         The Funds are required to file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Once filed, the Funds' Form N-Q is available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling 1-877-BADGLEY. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

         For the fiscal year ended May 31, 2006 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows:

            Balanced Fund . . . . . . . . . . . . . . . . . . . .  31%
            Growth Fund   . . . . . . . . . . . . . . . . . . . .   0%

         For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2006 were as follows:

            Balanced Fund . . . . . . . . . . . . . . . . . . . .  30%
            Growth Fund      . . . . . . . . . . . . . . . . . .    0%


32 BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               HIGHLIGHTED STOCKS
                 PERCENTAGE OF FUNDS' ASSETS AS OF MAY 31, 2006

COMMON STOCK                                       BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Amdocs Limited                                         1.53%           2.91%
Apple Computer, Inc.                                   0.89%           1.71%
BJ Services Company                                    1.66%           3.24%
Expeditors International of Washington, Inc.           1.35%           2.57%
FedEx Corp.                                            1.97%           3.87%
Google Inc.                                            1.15%           2.14%
Michael's Stores, Inc.                                 1.10%           2.09%
Schlumberger Limited                                   1.37%           2.65%
--------------------------------------------------------------------------------


                                                  BADGLEY FUNDS ANNUAL REPORT 33

                              BADGLEY FUNDS, INC.
                             DIRECTORS AND OFFICERS
                                  MAY 31, 2006

                                            TERM OF                                  # OF
                              POSITION     OFFICE AND                             PORTFOLIOS
                              WITH THE     LENGTH OF      PRINCIPAL OCCUPATION      IN FUND
  NAME, ADDRESS* AND AGE     CORPORATION  TIME SERVED    DURING PAST FIVE YEARS     COMPLEX     OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
Graham S. Anderson**, 73     Director     Indefinite    Retired. Formerly               2      Director Emeritus, The
                                          term since    Chairman and Chief                     Commerce Bank
                                          1999.         Executive Officer of
                                                        Pettit-Morry Co.
----------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley**, 66        Director     Indefinite    Retired. Formerly of            2      Director and Chairman, C.D.
                                          term since    Counsel and Partner,                   Stimson Company (private
                                          1998.         Baker & McKenzie.                      real estate investment
                                                                                               company); Trustee, AIM Funds
----------------------------------------------------------------------------------------------------------------------------
Victor E. Parker**, 65       Director     Indefinite    Retired. Formerly               2      Director, First Mutual
                                          term since    Chairman and Chief                     Bancshares, Inc.
                                          2003.         Executive Officer of
                                                        Parker, Smith & Feek,
                                                        Inc.
----------------------------------------------------------------------------------------------------------------------------
Madelyn B. Smith**, 74       Director     Indefinite    Retired. Formerly               2      Director and Advisory Board
                                          term since    Financial                              Member, Marvin and Palmer
                                          1998.         Analyst/Portfolio                      Associates, Inc.
                                                        Manager, Frank Russell
                                                        Co., Inc.
----------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
J. Kevin Callaghan***, 48    President    President     Investment Counselor,           2      Chairman, Badgley, Phelps
                             and Director since 2004;   Badgley, Phelps and Bell,              and Bell, Inc.
                                          Director      Inc.
                                          since 1998
----------------------------------------------------------------------------------------------------------------------------
Steven C. Phelps***, 44      Director and Indefinite    Chartered Financial             2      Director, Badgley, Phelps
                             Chairman     term since    Analyst, Chartered                     and Bell, Inc.
                                          1998.         Investment Counselor and
                                                        Chief Executive Officer,
                                                        Badgley, Phelps and
                                                        Bell, Inc.
----------------------------------------------------------------------------------------------------------------------------
                                                          OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Lisa P. Guzman, 51           Secretary,   Indefinite    Chief Operating Officer,        2      Director, Badgley, Phelps
                             Treasurer    term since    Badgley, Phelps and Bell,              and Bell, Inc.
                             and Chief    1998. CCO     Inc.
                             Compliance   Since 2004.
                             Officer
----------------------------------------------------------------------------------------------------------------------------

*     Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101.
** Denotes those Directors who are not "interested persons" of the Corporation as defined under the 1940 Act.
*** Denotes those Directors who are "interested persons" of the Corporation under the 1940 Act.

The Funds' Statement of Additional Information includes additional information about Directors and is available without charge upon request by calling 1-877-BADGLEY.


34 BADGLEY FUNDS ANNUAL REPORT

DIRECTORS

Graham S. Anderson
Frank S. Bayley
J. Kevin Callaghan
Victor E. Parker
Steven C. Phelps
Madelyn B. Smith

PRINCIPAL OFFICERS

J. Kevin Callaghan, PRESIDENT
Lisa P. Guzman, CHIEF COMPLIANCE OFFICER, TREASURER AND SECRETARY

INVESTMENT ADVISER

BADGLEY, PHELPS AND BELL, INC.
1420 Fifth Avenue
Seattle, Washington 98101

DISTRIBUTOR

RAFFERTY CAPITAL MARKETS, LLC
59 Hilton Avenue, Suite 101
Garden City, New York 11530

CUSTODIAN

U.S. BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

U.S. BANCORP FUND SERVICES, LLC
Third Floor
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
1420 Fifth Avenue, Suite 1900
Seattle, Washington 98101

LEGAL COUNSEL

KIRKLAND & ELLIS LLP
200 East Randolph Drive
Chicago, Illinois 60601

                                 ANNUAL REPORT
                                  MAY 31, 2006


                                     BADGLEY
                                     FUNDS,
                                      INC.


                        [B GRAPHIC] Badgley Balanced Fund

                        [G GRAPHIC] Badgley Growth Fund


                                     [LOGO]
                              www.badgleyfunds.com

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

4 (A) - (D) The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                                  FYE  5/31/2006          FYE  5/31/2005
----------------------------- ----------------------- -----------------------
Audit Fees                             $34,500                 $30,500
Audit-Related Fees                     $0                      $0
Tax Fees                               $5,900                  $4,700
All Other Fees                         $0                      $0
----------------------------- ----------------------- -----------------------

4 (E) (1) The Audit Committee currently does not have pre-approval policies and procedures because the Audit Committee pre-approves the engagement of the registrant's independent public accountants and any audit or permissible non-audit services to be provided by such accountants. The registrant's Audit Committee Charter provides that the Audit Committee of the registrant approve
(a) all audit and permissible non-audit services to be provided to registrant and (b) all permissible non-audit services to be provided by the registrant's independent public accountants to the Adviser or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

4 (E) (2) Not applicable.

4 (F) Not applicable.

4 (G) The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser and any other controlling entity, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years.

------------------------------------ ---------------------- --------------------
Non-Audit Related Fees                    FYE  5/31/2006       FYE  5/31/2005
------------------------------------ ---------------------- --------------------
Registrant                                    $5,900               $4,700
Registrant's Investment Adviser               $0                   $0
------------------------------------ ---------------------- --------------------

These amounts were paid for tax services provided to the registrant (as disclosed above) and were pre-approved by the registrant's Audit Committee.

4 (H) Not applicable because the registrant's independent public accountants did not provide any audit or non-audit services to the Adviser or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  BADGLEY FUNDS, INC.

         By (Signature and Title) /S/ J. KEVIN CALLAGHAN
                                  -----------------------------------------
                                      J. Kevin Callaghan, President

         Date     JULY 28, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /S/ J. KEVIN CALLAGHAN
                                  -----------------------------------------
                                      J. Kevin Callaghan, President

         Date JULY 28, 2006

         By (Signature and Title) /S/ LISA P. GUZMAN
                                  -----------------------------------------
                                      Lisa P. Guzman, Treasurer

         Date JULY 28, 2006

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